Property and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	October 31, 2024	October 31, 2023

Machinery equipment	$-	$579,147
Transportation equipment	98,860	98,860
Office and electronic equipment	11,710	11,710
Leasehold improvement	54,387	54,387
Subtotal	164,957	744,104
Less: accumulated depreciation	(164,756)	(182,213)
Property and equipment, net	$201	$561,891